EATON VANCE TAX-MANAGED VALUE FUND
                Supplement to Prospectus dated December 31, 1999
                        EATON VANCE EMERGING GROWTH FUND
                   Supplement to Prospectus dated May 1, 1999
                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                   Supplement to Prospectus dated May 1, 1999
                            EATON VANCE BALANCED FUND
                        EATON VANCE GROWTH & INCOME FUND
                        EATON VANCE SPECIAL EQUITIES FUND
                           EATON VANCE UTILITIES FUND
                   Supplement to Prospectus dated May 1, 1999
                  EATON VANCE TAX-MANAGED EMERGING GROWTH FUND
                      EATON VANCE TAX-MANAGED INTERNATIONAL
                                   GROWTH FUND
                  Supplement to Prospectus dated March 1, 1999

1. Arieh Coll is now the portfolio manager of Balanced Portfolio. Mr. Coll is a Vice President of Eaton Vance and Boston Management & Research. He joined Eaton Vance in January 2000. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager.

2. THE FOLLOWING IS ADDED TO THE SECOND PARAGRAPH OF "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

     Class A shares are sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales of 0.50% of the amount invested.

FEBRUARY 1, 2000                                                     COMGEGCEPS

                          EATON VANCE MUNICIPALS FUNDS
                        Supplement to Prospectuses dated
                                 January 1, 2000
                                December 1, 1999
                                 August 1, 1999
                                  June 1, 1999
                                   May 1, 1999

1. THE FOLLOWING IS ADDED TO THE SECOND PARAGRAPH OF "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

     Class A shares are sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales of 0.50% of the amount invested.

2.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE JANUARY 1, 2000 PROSPECTUS:

     William H. Ahern is the portfolio manager of the Alabama Portfolio (since June 1, 1997), the Kentucky Portfolio (since November 1, 1998) and the
     Maryland Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Missouri Portfolio and the Tennessee Portfolio (since they commenced operations) and the Georgia Portfolio (Since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio and the North Carolina Portfolio (since January 1, 1996) and the Virginia Portfolio (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Portfolio (since January 17, 2000) and the Oregon Portfolio (since November 1, 1996). Thomas J. Fetter is the portfolio manager of the South Carolina Portfolio (since January 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

3.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE DECEMBER 1, 1999 PROSPECTUS:

     William A. Ahern is the portfolio manager of the Colorado Portfolio (since June 1, 1997), the Connecticut Portfolio (since November 24, 1997) and the Michigan Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Arizona Portfolio (since January 1, 1994) and the Pennsylvania Portfolio (since January 17, 2000). Robert B. MacIntosh is the portfolio manager of the New Jersey Portfolio (since it commenced operations) and the Minnesota Portfolio (since November 1, 1996). Thomas M. Metzold is the portfolio manager of the Texas Portfolio (since November 24, 1997). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

4.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE AUGUST 1, 1999 PROSPECTUS:

     William A. Ahern is the portfolio manager of the Connecticut Portfolio, Michigan Portfolio, New Jersey Portfolio and Ohio Portfolio (since October,
     1994), the Massachusetts Portfolio (since May 1, 1997), and the New York Portfolio (since November 24, 1997). Cynthia J. Clemson is the portfolio manager of the Florida Portfolio (since November 2, 1998), the California Portfolio (since May 1, 1997) and the Pennsylvania Portfolio (since January 17, 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

5.   THE  FOLLOWING   REPLACES  THE  THIRD  PARAGRAPH   UNDER   "MANAGEMENT  AND
     ORGANIZATION" IN THE JUNE 1, 1999 PROSPECTUS:

     Cynthia J. Clemson is the portfolio manager of the Florida Insured Portfolio (since November 2, 1998). Robert B. MacIntosh is the portfolio manager of the Hawaii Portfolio (since it commenced operations). Thomas M. Metzold is the portfolio manager of the Kansas Portfolio (since January 17, 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance Portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.


FEBRUARY 1, 2000                                                       COMMUNIPS

                        EATON VANCE STRATEGIC INCOME FUND

                            Supplement to Prospectus
                                      dated
                                  March 1, 1999

THE FOLLOWING IS ADDED TO THE SECOND PARAGRAPH OF "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

Class A shares are sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales of 0.50% of the amount invested.


FEBRUARY 1, 2000                                                           SIPS2

                       Eaton Vance Tax-Managed Growth Fund
                  Supplement to Prospectus dated March 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

     Telephone numbers remain the same.

2. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the prospectus:

Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)               Class A         Class B         Class C
--------------------------------------------------------------------------------
Management Fees                          0.47%           0.47%           0.47%
Distribution and Service (12b-1) Fees*   0.00%           1.00%           1.00%
Other Expenses**                         0.45%           0.14%           0.14%
                                         ----            ----            ----
 Total Annual Fund Operating Expenses    0.92%           1.61%           1.61%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

**   Other Expenses for Class A shares includes a service fee of 0.25%.

     Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------
 Class A shares                             $663    $851    $1,055     $1,641
 Class B shares                             $664    $908    $1,076     $1,911
 Class C shares                             $264    $508    $  876     $1,911

     You would pay the following expenses if you did not redeem you shares:

                                           1 Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------
 Class A shares                             $663   $   851  $1,055     $1,641
 Class B shares                             $164   $   508  $  876     $1,911
 Class C shares                             $164   $   508  $  876     $1,911

3.   The  following  replaces  "Distribution  and  Services  Fees" under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have not been fully covered.

4. The following is added to the second paragraph of "Reducing or Eliminating Sales Charges" under "Sales Charges":

     Class A shares are sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales of 0.50% of the amount invested.

5.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts must be at least $200 per year, or a specified percentage of net asset value of at least 4% but not more than 12% annually. These withdrawals will not be subject to a CDSC. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

6. The following sentence is added to the first paragraph of "Exchange Privilege" under "Shareholder Account Features":

     Class A shares may also be exchanged for the Fund's Institutional Shares, subject to the terms and conditions for investing in those shares.

7.   The following is added to the "Financial Highlights" table:

                                            SIX MONTHS ENDED
                                             JUNE 30, 1999
                                            (UNAUDITED)(1)
                      ----------------------------------------------------------
                      CLASS A          CLASS B         CLASS C      CLASS S(2)
--------------------------------------------------------------------------------
Net asset value -
Beginning of period   $   19.440      $   19.100       $ 18.380        $21.000
                      ----------      ----------       --------        -------
Income (loss) from
operations
Net investment
income (loss)         $    0.049      $   (0.027)      $ (0.039)       $ 0.013
Net realized and
unrealized gain            1.651           1.617          1.549          0.117
                      ----------      ----------       --------        -------
Total income (loss)
from operations       $    1.700      $    1.590       $  1.510        $ 0.130
                      ----------      ----------       --------        -------
Net asset value -
End of period         $   21.140      $   20.690       $ 19.890        $21.130
                      ==========      ==========       ========        =======
Total return (3)            8.74%           8.32%          8.22%          0.62%
Ratios/Supplemental
Data
Net assets, end of
period (000's
omitted)              $1,170,124      $2,922,185       $909,801        $52,121
Ratios (as a
percentage of
average daily net
assets):
 Expenses (4)               0.67%(5)        1.43%(5)       1.58%(5)     0.66%(5)
 Net investment
  income (loss)             0.49%(5)       (0.28)%(5)     (0.42)%(5)    0.47%(5)
Portfolio Turnover
of the Portfolio               3%              3%             3%             3%

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from May 14, 1999 to June 30, 1999.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.


January 31, 2000                                                           TMGPS

                       EATON VANCE TAX-MANAGED GROWTH FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1999

1. THE FOLLOWING REPLACE THE "VALUE OF $1,000 INVESTMENT" TABLES IN THE CLASS A, CLASS B AND CLASS C FEES, PERFORMANCE AND OWNERSHIP APPENDIX A, B AND C TO THE STATEMENT OF ADDITIONAL INFORMATION:

                                                        CLASS A
                                                VALUE OF $1,000 INVESTMENT

                                                                           Total Return                    Total Return
                                        Value of         Value of        Excluding Maximum               Including Maximum
  Investment          Investment         Initial        Investment          Sales Charge                     Sales Charge
   Period               Date           Investment       on 6/30/99     Cumulative     Annualized       Cumulative     Annualized
  ----------          ----------       ----------       ----------     ----------     ----------       ----------     ----------
10 Years Ended
  6/30/99               6/30/89         $941.60         $5,328.55       465.90%         18.93%          432.86%         18.21%

5 Years Ended
  6/30/99               6/30/94         $942.65         $3,142.52       233.36%         27.23%          214.25%         25.73%

1 Year Ended
  6/30/99               6/30/98         $942.46         $1,105.64        17.31%         17.31%          10.56%          10.56%


                                                        CLASS B
                                                VALUE OF $1,000 INVESTMENT

                                                 Value of        Value of
                                                Investment      Investment
                                                  before          after
                                               deducting the   deducting the    Total Return before             Total Return after
Investment      Investment     Amount of           CDSC            CDSC         deducting the CDSC              deducting the CDSC
 Period            Date        Investment       on 6/30/99      on 6/30/99    Cummulative    Annualized      Cummulative  Annualized
----------      ----------     ----------      -------------   ------------   -----------    ----------      -----------  ----------
10 Years
Ended
6/30/99         6/30/89         $1,000          $5,520.75       $5,520.75       452.08%        18.63%          452.08%        18.63%

5 Years
Ended
6/30/99         6/30/94         $1,000          $3,252.24       $3,232.24       225.22%        26.60%          223.22%        26.44%

1 Year
Ended
6/30/99         6/30/98         $1,000          $1,164.33       $1,114.33       16.43%         16.43%           11.43%        11.43%

                                                        CLASS C
                                                VALUE OF $1,000 INVESTMENT

                                                 Value of        Value of
                                                Investment      Investment
                                                  before          after
                                               deducting the   deducting the    Total Return before             Total Return after
Investment      Investment     Amount of           CDSC            CDSC         deducting the CDSC              deducting the CDSC
 Period            Date        Investment       on 6/30/99      on 6/30/99    Cummulative    Annualized      Cummulative  Annualized
----------      ----------     ----------      -------------   ------------   -----------    ----------      -----------  ----------
10 Years
Ended
6/30/99         6/30/89         $1,000          $5,476.57       $5,476.57       447.66%        18.54%          447.66%        18.54%

5 Years
Ended
6/30/99         6/30/94         $1,000          $3,226.16       $3,226.16       222.62%        26.40%          222.62%        26.40%

1 Year
Ended
6/30/99         6/30/98         $1,000          $1,162.47       $1,152.47       16.25%         16.25%           15.25%        15.25%

2. THE UNAUDITED FINANCIAL STATEMENTS OF THE FUND AND THE PORTFOLIO APPEAR IN THE FUND'S MOST RECENT SEMI-ANNUAL REPORT TO SHAREHOLDERS, WHICH IS INCORPORATED BY REFERENCE INTO AND ATTACHED TO THIS SUPPLEMENT.

     REGISTRANT INCORPORATES BY REFERENCE THE UNAUDITED FINANCIAL INFORMATION FOR THE FUND AND THE PORTFOLIO FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 1999, AS PREVIOUSLY FILED ELECTRONICALLY WITH COMMISSION (ACCESSION NO. 0001047469-99-035855).


JANUARY 31, 2000                                                         TMGSAIS